UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
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Title:
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

/s/NELSON PELTZ             New York, New York             5/12/06
------------------------   ------------------------------  -------
[Signature]                 [City, State]                  [Date]



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Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              8
                                               -------------

Form 13F Information Table Value Total:        $  595,341
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number                 Name


01     28-11640                             Peter W. May

02     28-11641                             Edward P. Garden

03     28-06499                             Sandell Asset Management Corp.




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

                                               FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
   --------                    --------     --------   --------       --------         --------    --------          --------
                                                        VALUE   SHARES/ or  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT     PRN CALL    DISCRETION   MANAGERS  SOLE    SHARED   NONE

Wendy's Intl Inc.                COM        950590109  152,139  2,451,487   SH          Defined        1,2           2,451,487

Wendy's Intl Inc.                COM        950590109  243,028  3,916,013   SH          Other            3           3,916,013

H.J. Heinz Co.                   COM        423074103  111,797  2,948,240   SH          Defined        1,2           2,948,240

H.J. Heinz Co.                   COM        423074103   48,274  1,273,060   SH          Other            3           1,273,060

Encore Capital Group,
  Inc.                           COM        292554102   14,413    977,156   SH          Defined          1             977,156

Citigroup Inc.                   COM        172967101    2,362     50,000   SH          Defined          1              50,000

News Corp. Ltd.                  CL B       65248E203    4,390    250,000   SH          Defined          1             250,000

Deerfield Triarc
   Capital Corp.                 COM        244572301   18,938  1,403,847   SH          Defined          1           1,403,847
